VANECK ROBOTICS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.9%
Austria : 1.6%
Andritz AG 6,287 $ 489,939
Underline
Canada : 1.2%
ATS Corp. (USD) * † 13,571 373,745
Underline
China : 1.6%
UBTech Robotics Corp. Ltd.
(HKD) * 30,250 492,874
Underline
Finland : 1.8%
Konecranes Oyj 5,079 555,823
Underline
France : 2.1%
Dassault Systemes SE 23,664 660,709
Underline
Germany : 3.0%
Basler AG * 2,812 50,361
Duerr AG 15,127 396,508
Krones AG 2,514 398,019
Mensch und Maschine
Software SE 1,069 56,286
901,174
Israel : 0.6%
Nova Ltd. (USD) * 560 183,898
Underline
Japan : 26.9%
Advantest Corp. 1,800 227,454
Amada Co. Ltd. 34,400 406,706
Argo Graphics, Inc. 5,800 59,995
Azbil Corp. 46,100 418,962
Daifuku Co. Ltd. 18,400 578,765
Daihen Corp. 5,800 369,864
Denso Corp. 72,300 997,947
DMG Mori Co. Ltd. † 22,100 372,172
FANUC Corp. † 25,300 983,909
Fuji Corp. 16,900 393,508
Keyence Corp. 4,500 1,626,670
Lasertec Corp. 1,000 190,415
Omron Corp. 16,700 422,225
Optex Group Co. Ltd. 3,400 55,509
Renesas Electronics Corp. * 14,400 197,102
Tokyo Electron Ltd. 1,300 289,351
Yaskawa Electric Corp. 15,100 458,753
Yokogawa Electric Corp. 14,900 477,531
8,526,838
Netherlands : 5.7%
ASM International NV 334 202,073
ASML Holding N.V. (USD) 1,410 1,508,502
TKH Group NV 1,692 72,498
1,783,073
Norway : 1.2%
AutoStore Holdings Ltd.
144A * 336,703 390,618
Underline
Sweden : 2.0%
Hexagon AB 54,248 638,118
Underline
Switzerland : 8.0%
ABB Ltd. 21,530 1,586,837
Interroll Holding AG 139 384,527
Number
of Shares Value
Switzerland (continued)
Kardex Holding AG 1,112 $ 385,044
STMicroelectronics N.V.
(USD) 7,707 199,920
2,556,328
United Kingdom : 4.8%
IMI PLC 16,019 533,194
Renishaw PLC 8,108 382,789
TechnipFMC PLC (USD) 13,255 590,643
1,506,626
United States : 39.4%
Ambarella, Inc. * 1,557 110,298
Analog Devices, Inc. 1,157 313,778
Applied Materials, Inc. 1,495 384,200
Autodesk, Inc. * 5,280 1,562,933
Bentley Systems, Inc. 4,473 170,712
Cognex Corp. 5,167 185,909
Emerson Electric Co. 11,565 1,534,907
Intuitive Surgical, Inc. * 717 406,080
Kadant, Inc. 1,285 366,251
KLA Corp. 270 328,072
Lam Research Corp. 2,380 407,408
Lattice Semiconductor
Corp. * † 2,377 174,900
Lincoln Electric Holdings, Inc. 2,553 611,801
Microchip Technology, Inc. 3,156 201,100
Novanta, Inc. * † 3,471 413,014
NVIDIA Corp. 8,588 1,601,662
ON Semiconductor Corp. * 3,603 195,102
Onto Innovation, Inc. * 1,120 176,803
Ouster, Inc. * 3,195 69,140
PTC, Inc. * 2,579 449,288
Rockwell Automation, Inc. 3,207 1,247,747
Symbotic, Inc. * 6,545 389,428
Teledyne Technologies,
Inc. * 1,098 560,782
Teradyne, Inc. 1,041 201,496
Texas Instruments, Inc. 1,951 338,478
12,401,289
Total Common Stocks
(Cost: $28,091,828) 31,461,052
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.2%
Money Market Fund: 0.2%
(Cost: $60,171)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.80%(a) 60,171 60,171
Total Investments: 100.1%
(Cost: $28,151,999) 31,521,223
Liabilities in excess of other assets: (0.1)% (30,991)
NET ASSETS: 100.0% $ 31,490,232

VANECK ROBOTICS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $1,495,910.
* Non-income producing
(a) Rate shown is the 7-day yield as of 12/31/25.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $390,618, or 1.2% of net assets.
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 31,461,052
Austria $ — $ 489,939 $ — $ 489,939
Canada 373,745 — — 373,745
China — 492,874 — 492,874
Finland — 555,823 — 555,823
France — 660,709 — 660,709
Germany — 901,174 — 901,174
Israel 183,898 — — 183,898
Japan — 8,526,838 — 8,526,838
Netherlands 1,508,502 274,571 — 1,783,073
Norway — 390,618 — 390,618
Sweden — 638,118 — 638,118
Switzerland 199,920 2,356,408 — 2,556,328
United Kingdom 973,432 533,194 — 1,506,626
United States 12,401,289 — — 12,401,289
Money Market Fund 60,171 — — 60,171
Total Investments $ 15,700,957 $ 15,820,266 $ — $ 31,521,223